8. CAPITAL AND RESERVES: Schedule of continuity of warrants (Details) - $ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Warrants, Outstanding, Number of Options		4,719,641	8,834,641	8,876,250
Warrants, Outstanding, Number of Options Issued		16,666,667	0	4,219,641
Warrants, Outstanding, Number of Options Exercised		0	0	0
Warrants, Outstanding, Number of Options Expired		(500,000)	(4,115,000)	(4,261,250)
Warrants, Outstanding, Number of Options		20,886,308	4,719,641	8,834,641
Warrants, Weighted Average Exercise Price		$ 0.22	$ 0.29	$ 0.46
Warrants, Weighted Average Exercise Price, Issued		0.125	0	0.20
Warrants, Weighted Average Exercise Price, Exercised		0	0	0
Warrants, Weighted Average Exercise Price, Expired		0.40	0.38	0.55
Warrants, Weighted Average Exercise Price		$ 0.14	$ 0.22	$ 0.29
Warrants 1
Statement [Line Items]
Warrants, Expiry Date	[1]	Feb. 25, 2022
Warrants, Exercise Price		$ 0.40
Warrants, Number of Options		500,000
Warrants, Number of Options Issued		0
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		(500,000)
Warrants, Number of Options		0	500,000
Warrants 2
Statement [Line Items]
Warrants, Expiry Date		Oct. 23, 2023
Warrants, Exercise Price		$ 0.20
Warrants, Number of Options		4,219,641
Warrants, Number of Options Issued		0
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		0
Warrants, Number of Options		4,219,641	4,219,641
Warrants 3
Statement [Line Items]
Warrants, Expiry Date		Feb. 28, 2025
Warrants, Exercise Price		$ 0.125
Warrants, Number of Options		0
Warrants, Number of Options Issued		16,666,667
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		0
Warrants, Number of Options		16,666,667	0
Warrants 6
Statement [Line Items]
Warrants, Expiry Date	[1]		Nov. 09, 2021
Warrants, Exercise Price			$ 0.40
Warrants, Number of Options		0	2,500,000
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			(2,500,000)
Warrants, Number of Options			0	2,500,000
Warrants 7
Statement [Line Items]
Warrants, Expiry Date	[1]		Dec. 17, 2021
Warrants, Exercise Price			$ 0.40
Warrants, Number of Options		0	1,160,000
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			(1,160,000)
Warrants, Number of Options			0	1,160,000
Warrants 8
Statement [Line Items]
Warrants, Expiry Date			Dec. 18, 2021
Warrants, Exercise Price			$ 0.20
Warrants, Number of Options		0	455,000
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			(455,000)
Warrants, Number of Options			0	455,000
Warrants 9
Statement [Line Items]
Warrants, Expiry Date	[1]		Feb. 25, 2022
Warrants, Exercise Price			$ 0.40
Warrants, Number of Options		500,000	500,000
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			0
Warrants, Number of Options			500,000	500,000
Warrants 10
Statement [Line Items]
Warrants, Expiry Date			Oct. 23, 2023
Warrants, Exercise Price			$ 0.20
Warrants, Number of Options		4,219,641	4,219,641
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			0
Warrants, Number of Options			4,219,641	4,219,641
Warrants 13
Statement [Line Items]
Warrants, Expiry Date				Mar. 26, 2020
Warrants, Exercise Price				$ 0.48
Warrants, Number of Options			0	1,718,750
Warrants, Number of Options Issued				0
Warrants, Number of Options Exercised				0
Warrants, Number of Options Expired				(1,718,750)
Warrants, Number of Options				0
Warrants 14
Statement [Line Items]
Warrants, Expiry Date				Jul. 12, 2020
Warrants, Exercise Price				$ 0.60
Warrants, Number of Options			0	2,542,500
Warrants, Number of Options Issued				0
Warrants, Number of Options Exercised				0
Warrants, Number of Options Expired				(2,542,500)
Warrants, Number of Options				0
Warrants 15
Statement [Line Items]
Warrants, Expiry Date	[1]			Nov. 09, 2021
Warrants, Exercise Price				$ 0.40
Warrants, Number of Options			2,500,000	2,500,000
Warrants, Number of Options Issued				0
Warrants, Number of Options Exercised				0
Warrants, Number of Options Expired				0
Warrants, Number of Options				2,500,000
Warrants 16
Statement [Line Items]
Warrants, Expiry Date	[1]			Dec. 17, 2021
Warrants, Exercise Price				$ 0.40
Warrants, Number of Options			1,160,000	1,160,000
Warrants, Number of Options Issued				0
Warrants, Number of Options Exercised				0
Warrants, Number of Options Expired				0
Warrants, Number of Options				1,160,000
Warrants 17
Statement [Line Items]
Warrants, Expiry Date				Dec. 18, 2021
Warrants, Exercise Price				$ 0.20
Warrants, Number of Options			455,000	455,000
Warrants, Number of Options Issued				0
Warrants, Number of Options Exercised				0
Warrants, Number of Options Expired				0
Warrants, Number of Options				455,000
Warrants 18
Statement [Line Items]
Warrants, Expiry Date	[1]			Feb. 25, 2022
Warrants, Exercise Price				$ 0.40
Warrants, Number of Options			500,000	500,000
Warrants, Number of Options Issued				0
Warrants, Number of Options Exercised				0
Warrants, Number of Options Expired				0
Warrants, Number of Options				500,000
Warrants 19
Statement [Line Items]
Warrants, Expiry Date				Oct. 23, 2023
Warrants, Exercise Price				$ 0.20
Warrants, Number of Options			4,219,641	0
Warrants, Number of Options Issued				4,219,641
Warrants, Number of Options Exercised				0
Warrants, Number of Options Expired				0
Warrants, Number of Options				4,219,641

[1]	These warrants have a forced exercise price. If the closing price of the Company’s shares is $0.80 or greater for a period of 20 consecutive trading days, the warrants will expire on the earlier of the 30th day after such notice is given and the original expiry date.